SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
ECOLAB SAVINGS PLAN AND ESOP
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting.

Fully benefit-responsive investment contracts are required to be reported at contract value. Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals, and administrative expenses. The Statements of Net Assets Available for Benefits presents the Plan’s fully benefit-responsive investment contracts at contract value at both December 31, 2025 and 2024.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Valuation of Investments and Income Recognition

Fidelity holds the Plan’s assets and executes transactions therein based upon instructions received from the Plan Administrator, the Company and the participants in the Plan. The Plan’s investments are stated at fair value, except for fully benefit-responsive investment contracts, which are reported at contract value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for a discussion of fair value measurements.

Interest income is recorded as earned on an accrual basis and dividend income is recorded on the ex-dividend date. Purchases and sales of securities and realized gains and losses related to sales of investments are recorded on a trade-date basis. Unrealized gains and losses are recorded based on the fair values as of the reporting date.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balances plus any accrued interest. Interest income is recorded on the accrual basis of accounting. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

Notes receivable from participants have been classified as an investment asset for Form 5500 reporting purposes and, accordingly, have been included as an investment in the supplemental schedule, Schedule H, line 4i – Schedule of Assets (Held at End of Year).

Contributions

Participant contributions are recorded in the period the employer makes the payroll deductions. Employer matching contributions are recorded based on participant contributions in the same period.

Risks and Uncertainties

The Plan provides for a range of investment options in various combinations of investment funds. Investments are exposed to a number of risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, including Ecolab Inc. common stock, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Concentration of Market Risk

At December 31, 2025 and 2024, approximately 13% and 14%, respectively of the Plan’s net assets were invested in the common stock of the Company. The underlying value of the Ecolab Stock Fund is dependent on the performance of the Company and the market’s evaluation of such performance.

Distributions to Participants

Distributions to participants are recorded when paid.

Plan Expenses

The Company pays a portion of the administrative expenses of the Plan, which are excluded from these financial statements, and a portion is paid by Plan participants within the Plan. Certain asset management and administrative fees of the Plan are charged against the Plan’s investment results.

Subsequent Events

The Plan Administrator has evaluated subsequent events through the date and time the financial statements were issued.